TRADE, OTHER RECEIVABLES AND OTHER ASSETS	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
TRADE, OTHER RECEIVABLES AND OTHER ASSETS	TRADE, OTHER RECEIVABLES AND OTHER ASSETS

	US Dollars
Figures in millions	2023	2022	2021
			Restated (2)

Non-current
Deferred compensation assets (financial assets)	42	12	25
Prepayments	14	19	14
Recoverable tax, rebates, levies and duties (1)	198	200	198
	254	231	237

Current
Trade receivables (financial assets)	25	20	50
Deferred compensation asset (financial assets)	6	—	—
Prepayments	41	58	41
Recoverable tax, rebates, levies and duties (1)	119	148	152
Other receivables (financial assets)	8	11	14
	199	237	257

Total trade, other receivables and other assets	453	468	494

There is a concentration of risk in respect of amounts due from Revenue Authorities for recoverable tax, rebates, levies and duties from subsidiaries in the Africa Region segment. These values are summarised as follows:

Recoverable value added tax	229	231	209
Appeal deposits	51	43	43
(1) Includes taxation asset, refer to note 27.
(2)Comparative periods have been retrospectively restated. Refer to note 1.3.
18TRADE, OTHER RECEIVABLES AND OTHER ASSETS (continued)
Geita Gold Mine
Geita Gold Mining Limited (GGM) in Tanzania net indirect tax receivables balance was $153m (2022: $153m; 2021: $139m).
Claims relating to periods from July 2022 totalling $73m were offset against provisional tax payments in 2023. Offset against provisional corporate tax payments amounted to $45m in 2022 and $54m in 2021, respectively.  Amounts offset against VAT claims have been certified by an external advisor and verified by the Tanzania Revenue Authority (TRA). The remaining disputed balance relating to the period July 2017 to June 2020 was objected to as GGM believe that the claims have been correctly lodged pursuant to Tanzanian law.
An amendment, effective 20 July 2017, to Tanzania's mining legislation included an amendment to the Value Added Tax Act,
2014 (No. 5) (2015 VAT Act) to the effect that no input tax credit can be claimed for the exportation of “raw minerals”. The Written
Laws (Miscellaneous Amendments) (No. 2) Act, 2019, issued during 2019, provides a definition for "raw minerals". However,
GGM has received notices from the TRA that they are not eligible for VAT relief from July 2017 onwards on the basis that all production constitutes “raw minerals” for this purpose.
The basis for dispute of the disqualifications is on the interpretation of the legislation.  Management's view is the definition of "raw minerals" provided in the Written Laws (Miscellaneous Amendments) (No. 2) Act, 2019 excludes gold doré.  Gold bearing ore is mined from the open pit and underground mining operations, where it is further crushed and milled to maximise the gold recovery process, producing gold doré exceeding 80% purity as well as beneficiated products (concentrate).  On this basis the mined doré
and concentrate do not constitute “raw minerals” and accordingly the VAT claims are valid.  Management have obtained legal opinions that support management's view that doré does not constitute a “raw mineral”.
The Finance Act, 2020 (No. 8) became effective on 1 July 2020. The Finance Act amended the VAT Act by deleting the disqualification of VAT refunds due to the exportation of “raw minerals”. The deletion is intended to ensure the recovery of VAT refunds from July 2020, although the amendment cannot be applied retrospectively, the change in the VAT Act, together with the
Written Laws (Miscellaneous Amendments) (No.2) Act 2019, confirms that doré bars are not “raw minerals” and that VAT refunds from July 2017 onwards are due to GGM. On 30 January 2021, management received a proposal from the TRA to settle VAT objections filed between 2017 and 2020, confirming the TRA's position to disqualify all VAT refunds requested by GGM for the period from July 2017 to June 2020. Management is not in agreement with the proposal and are pursuing legal remedies provided to taxpayers by Tanzanian law, as well as working with the TRA towards an agreement to resolve these matters.
The total VAT claims submitted from July 2017 to June 2020 amount to $144m (net of foreign exchange revaluations).  All disqualifications received from the TRA have been objected to by GGM in accordance with the provisions and time frames set out in the Tax Administration Act, 2015 (No.10). Claims of $81m (2022: $64m; 2021: $50m) were submitted to the TRA and the total outstanding claims amount to $200m (after taking into account offsets and foreign exchange revaluations). The net indirect tax receivable at 31 December 2023 of $153m, reflects a probability weighted scenario model of the discounting effects applied to the timing of when GGM expects to offset its indirect tax claims against future income taxes of GGM.
Cerro Vanguardia (CVSA)
On 4 September 2018, a decree was published by the Argentinean Government, which reintroduced export duties for products exported from Argentina. The export duty rate was 12% on the freight on board (FOB) value of goods exported, including gold, paid in country. The duty was limited so as not to exceed ARS $4 for each US dollar exported. On 14 December 2019, the
Government of Argentina announced that the cap of ARS $4 for each US dollar exported, would be replaced by a flat rate of 12%
for 2020.  On 2 October 2020, the Government of Argentina extended the export duties until 31 December 2021, at a rate of 8%
for gold bullion. On 31 December 2021, the Government of Argentina extended the export duties until 31 December 2023, at a rate of 8% for gold bullion. The extension of the rate of 8% post 31 December 2023 is pending before Congress. In terms of the
Stability Agreement between CVSA and the Government of Argentina, CVSA has a right of refund or offset of these amounts paid since export duties were zero percent at the time of the establishment of the Stability Agreement. The Stability Agreement also provides for the refund of any amounts paid in excess of the tax rate (30%) that applied at the time the Stability Agreement was entered into. Export duty refunds for the years 2018 to 2023 are outstanding as at 31 December 2023 and their fair value has been estimated using a probability weighted scenario model considering various recovery time frames, estimated Argentinean peso to USD exchange rates and discounting using a country risk adjusted rate.  As a result of the taxation cap, net export duty receivables amount to $4m (2022: $9m; 2021: $19m), and reflects the discounting effects applied to when CVSA expects refund of these receivables.

Significant accounting judgements and estimates
Recoverable tax, rebates, levies and duties
In a number of countries, particularly in Tanzania and Argentina, AngloGold Ashanti is due refunds of indirect tax which remain outstanding for periods longer than those provided for in the respective statutes. The Group uses probability weighted discounting models together with the expected timing of recovery of these refunds to estimate their fair values and related discounting effects which are updated at each reporting period. Timing of the recoverability and the resultant probabilities is updated based on several factors including ongoing correspondence and meetings with the relevant authorities and available income taxes for off-sets, if applicable.  Where the recovery of the indirect tax refunds is tied to off-set arrangements against income taxes, the modeled scenarios incorporate judgements around the applicable mine’s business plan and availability of future income tax off-sets. The Group consults tax and legal specialists to determine the current basis of applicable laws and regulations in the associated jurisdictions which are highly complex and subject to interpretation. Future changes to such laws and regulations or the interpretation thereof could have a material impact on the carrying value of these assets, results of operations and cash flows.
In addition, AngloGold Ashanti has unresolved non-income tax disputes in a number of countries, particularly in Tanzania, Brazil and Argentina.
If the outstanding input taxes are not received and these disputes are not resolved in a manner favourable to AngloGold Ashanti, it could have a material adverse effect upon the carrying value of these assets and AngloGold Ashanti’s results of operations.